Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	[2]	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance			$ 112,050	[1]	$ 116,804
Amortization expense			10,608		10,642		$ 9,403
Ending balance	$ 5,227		103,971		112,050	[1]	116,804
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance			116,870		120,611		127,581
Purchases			(289)		(697)		(675)
Acquisition from business combinations					(22)		(4,976)
Systems Development							41
Transfer of completed development systems			0		0		0
Disposals			(443)		(17)		(98)
Effect of movements in exchange rates			(7,157)		(4,393)		(8,143)
Changes in value on the recognition of inflation effects			38		(6)		57
Ending balance			109,597		116,870		120,611
Cost | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							(4,478)
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(4,820)		(3,807)		(3,338)
Amortization expense			(1,020)		(1,062)		(998)
Disposals			68		17		98
Effect of movements in exchange rates			175		61		108
Changes in value on the recognition of inflation effects			(29)		(29)		(52)
Ending balance			(5,626)		(4,820)		(3,807)
Accumulated Depreciation | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							375
Rights to Produce and Distribute Coca-Cola trademark Products
Disclosure of detailed information about intangible assets [line items]
Beginning balance			81,255		87,617
Ending balance			76,651		81,255		87,617
Rights to Produce and Distribute Coca-Cola trademark Products | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance			82,000		88,362		92,647
Purchases			0		0		0
Acquisition from business combinations					(2,887)		(4,602)
Systems Development							0
Transfer of completed development systems			0		0		0
Disposals			0		0		0
Effect of movements in exchange rates			(4,604)		(3,475)		(5,005)
Changes in value on the recognition of inflation effects			0		0		0
Ending balance			77,396		82,000		88,362
Rights to Produce and Distribute Coca-Cola trademark Products | Cost | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							(3,882)
Rights to Produce and Distribute Coca-Cola trademark Products | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(745)		(745)		(745)
Amortization expense			0		0		0
Disposals			0		0		0
Effect of movements in exchange rates			0		0		0
Changes in value on the recognition of inflation effects			0		0		0
Ending balance			(745)		(745)		(745)
Rights to Produce and Distribute Coca-Cola trademark Products | Accumulated Depreciation | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							0
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance			25,833		23,729
Ending balance			23,431		25,833		23,729
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance			25,833		23,729		26,228
Purchases			0		0		0
Acquisition from business combinations					(2,903)		0
Systems Development							0
Transfer of completed development systems			0		0		0
Disposals			0		0		0
Effect of movements in exchange rates			(2,402)		(799)		(2,499)
Changes in value on the recognition of inflation effects			0		0		0
Ending balance			23,431		25,833		23,729
Goodwill | Cost | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							0
Goodwill | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance			0		0		0
Amortization expense			0		0		0
Disposals			0		0		0
Effect of movements in exchange rates			0		0		0
Changes in value on the recognition of inflation effects			0		0		0
Ending balance			0		0		0
Goodwill | Accumulated Depreciation | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							0
Other indefinite lived intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance			1,165		1,054
Ending balance			1,148		1,165		1,054
Other indefinite lived intangible assets | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance			1,165		1,054		1,356
Purchases			0		0		(50)
Acquisition from business combinations					(153)		0
Systems Development							0
Transfer of completed development systems			0		0		0
Disposals			(25)		0		0
Effect of movements in exchange rates			8		(42)		(352)
Changes in value on the recognition of inflation effects			0		0		0
Ending balance			1,148		1,165		1,054
Other indefinite lived intangible assets | Cost | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							0
Other indefinite lived intangible assets | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance			0		0		0
Amortization expense			0		0		0
Disposals			0		0		0
Effect of movements in exchange rates			0		0		0
Changes in value on the recognition of inflation effects			0		0		0
Ending balance			0		0		0
Other indefinite lived intangible assets | Accumulated Depreciation | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							0
Technology costs and management systems
Disclosure of detailed information about intangible assets [line items]
Beginning balance			2,625		2,998
Ending balance			2,356		2,625		2,998
Technology costs and management systems | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance			6,430		6,023		5,090
Purchases			(43)		(100)		(226)
Acquisition from business combinations					(6)		(26)
Systems Development							0
Transfer of completed development systems			374		398		904
Disposals			(41)		(17)		(5)
Effect of movements in exchange rates			(97)		(68)		(218)
Changes in value on the recognition of inflation effects			0		0		0
Ending balance			6,709		6,430		6,023
Technology costs and management systems | Cost | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							0
Technology costs and management systems | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(3,805)		(3,025)		(2,323)
Amortization expense			(703)		(819)		(797)
Disposals			20		17		5
Effect of movements in exchange rates			164		52		141
Changes in value on the recognition of inflation effects			(29)		(30)		(51)
Ending balance			(4,353)		(3,805)		(3,025)
Technology costs and management systems | Accumulated Depreciation | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							0
Development systems
Disclosure of detailed information about intangible assets [line items]
Beginning balance			690		777
Ending balance			176		690		777
Development systems | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance			690		777		1,291
Purchases			(198)		(334)		(371)
Acquisition from business combinations					0		(57)
Systems Development							0
Transfer of completed development systems			(665)		(399)		(904)
Disposals			(6)		0		0
Effect of movements in exchange rates			(41)		(22)		(38)
Changes in value on the recognition of inflation effects			0		0		0
Ending balance			176		690		777
Development systems | Cost | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							0
Development systems | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance			0		0		0
Amortization expense			0		0		0
Disposals			0		0		0
Effect of movements in exchange rates			0		0		0
Changes in value on the recognition of inflation effects			0		0		0
Ending balance			0		0		0
Development systems | Accumulated Depreciation | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							0
Other amortizable
Disclosure of detailed information about intangible assets [line items]
Beginning balance			482		629
Ending balance			209		482		629
Other amortizable | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance			752		666		969
Purchases			(48)		(263)		(28)
Acquisition from business combinations					(185)		(291)
Systems Development							41
Transfer of completed development systems			291		1		0
Disposals			(371)		0		(93)
Effect of movements in exchange rates			(21)		13		(31)
Changes in value on the recognition of inflation effects			38		(6)		57
Ending balance			737		752		666
Other amortizable | Cost | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							(596)
Other amortizable | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(270)		(37)		(270)
Amortization expense			(317)		(243)		(201)
Disposals			48		0		93
Effect of movements in exchange rates			11		9		(33)
Changes in value on the recognition of inflation effects			0		1		(1)
Ending balance			$ (528)		$ (270)		(37)
Other amortizable | Accumulated Depreciation | Philippines disposal
Disclosure of detailed information about intangible assets [line items]
Disposals							$ 375

[1]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3